Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of earnings per share, basic and diluted
The following table reflects the calculation of basic and diluted net loss per share of common stock:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Class A common stock
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account	$6,902	$57,911
Less: Company’s portion available to be withdrawn to pay taxes	(6,902)	(57,911)

Net income attributable to Class A common stock	$—	$—

Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock	34,500,000	34,500,000

Basic and diluted net income per share, Class A common stock	$—	$—

Class B common stock
Numerator: Net loss minus net income attributable to Class A common stock
Net loss	$(236,373)	$(14,785,688)
Net income attributable to Class A common stock	—	—

Net loss attributable to Class B common stock	$(236,373)	$(14,785,688)

Denominator: Weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	8,625,000	8,208,564

Basic and diluted net loss per share, Class B common stock	$(0.03)	$(1.80)